Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Derivative financial instruments
Derivative financial instruments

25. Derivative financial instruments

	Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
2017
Hedges on net investment in foreign subsidiaries
Forward foreign exchange contracts	38	3 491	(2)	773
Cash flow hedges
Forward foreign exchange contracts	56	1 305	(6)	465
Fair value hedges
Forward foreign exchange contracts	1	165	(1)	79
Firm commitments	17	133	(24)	229
Cash flow and fair value hedges(3)
Cross-currency interest rate swaps	–	–	(141)	1 512
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Forward foreign exchange contracts	73	5 858	(88)	7 002
Currency options bought	12	664	–	–
Currency options sold	–	–	(4)	163
Interest rate swaps	–	–	–	–
Other derivatives	–	–	(2)	100
Total	197	11 616	(268)	10 323
2016
Hedges on net investment in foreign subsidiaries
Forward foreign exchange contracts	20	1 829	(1)	255
Cash flow hedges
Forward foreign exchange contracts	12	382	(9)	185
Fair value hedges
Interest rate swaps	42	300	–	–
Forward foreign exchange contracts	21	350	(51)	689
Firm commitments	34	633	(6)	311
Cash flow and fair value hedges(3)
Cross-currency interest rate swaps	42	1 002	–	–
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Forward foreign exchange contracts	61	3 777	(135)	7 526
Currency options bought	3	569	–	–
Interest rate swaps	–	–	(29)	329
Other derivatives	–	–	(5)	157
Total	235	8 842	(236)	9 452

(1)	Included in other financial assets and other financial liabilities in the consolidated statement of financial position.
(2)

Includes the gross amount of all notional values for contracts that have not yet been settled or cancelled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.

(3)	Cross-currency interest rate swaps have been designated partly as fair value hedges and partly as cash flow hedges.